Deposits (Schedule of Deposits by Time Remaining on Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Contractual Maturities, Time Deposits, $100,000 or More, Three Months or Less	$ 11,444	$ 14,588
Contractual Maturities, Time Deposits, $100,000 or More, Three Months Through Six Months	8,290	7,965
Contractual Maturities, Time Deposits, $100,000 or More, Six Months Through 12 Months	19,570	18,582
Contractual Maturities, Time Deposits, $100,000 or More, after 12 Months	59,910	55,961
Time Deposits, $100,000 or More, Total	99,214	97,096
Contractual Maturities, Time Deposits, Less than $100,000, Three Months or Less	10,988	8,058
Contractual Maturities, Time Deposits, Less than $100,000, Three Months Through Six Months	7,837	7,754
Contractual Maturities, Time Deposits, Less than $100,000, Six Months Through 12 Months	14,512	19,522
Contractual Maturities, Time Deposits, Less than $100,000, after 12 Months	79,782	72,924
Deposits: Time deposits, under $100,000	$ 113,119	$ 108,258